Ordinary Shares (Details) - $ / shares	1 Months Ended
	May. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Ordinary Shares
Ordinary shares, par value (in dollars per share)			$ 0.00002	$ 0.00002
RSUs and share options
Ordinary Shares
Ordinary shares reserved for issuance			93,722,508	59,786,401
Ordinary shares | Huang River Investment Limited
Ordinary Shares
Ordinary shares issued		351,678,637
Class A ordinary shares
Ordinary Shares
Ordinary shares issued	166,120,400
Class A ordinary shares | Private Placement
Ordinary Shares
Ordinary shares issued	139,493,960